Summary of Significant Accounting Policies and Basis of Presentation, Professional Liability (FY) (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Professional Liability [Abstract]
Malpractice insurance, limit per claim	$ 1.0
Malpractice Insurance, Annual Coverage Limit First Dollar Basis	3.0
Malpractice insurance, extended coverage limit per claim	2.0
Malpractice insurance extended coverage limit in aggregate per policy period	$ 4.0